DIVESTITURE - Disposal Groups, Including Discontinued Operations (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - SIS $ in Thousands	Jan. 31, 2024 USD ($)
Current assets:
Accounts receivable	$ 5,719
Contract assets, net	2,091
Inventories	731
Prepaid expenses and other current assets	407
Total current assets	8,948
Property and equipment, net	1,424
Operating lease right-of-use assets	710
Goodwill	31,865
Intangible assets, net	415
Deferred income taxes	162
Other assets	3,392
Total assets	46,916
Current liabilities:
Accounts payable	1,327
Accrued expenses and other current liabilities	1,257
Contract liabilities	5,863
Total current liabilities	8,447
Long-term contract liabilities	946
Operating lease liabilities	510
Total liabilities	$ 9,903